Convertible Debentures (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 08, 2019 CAD ($)	Aug. 09, 2017 CAD ($) $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Long-term debt, face amount			$ 10,716
Proceeds from convertible debt			0	$ 513
Interest costs			62	24
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 1,540	513	513
Long-term debt, interest rate		4.00%
Proceeds from convertible debt		$ 513
Debt issuance costs		$ 27
Debt term		10 years
Interest costs			$ 62	$ 24
Conversion price (in dollars per share) | $ / shares		$ 21.40
Conversion ratio		0.0467290
Intrinsic value		$ 92
Avista Corporation [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of convertible debt	$ 513
Payments for interest	$ 7
Conversion ratio	0.3333
Initial Instalment [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Effective interest rate		12.00%
Initial Instalment [Member] | Avista Corporation [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion ratio			0.333
Final Instalment [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Effective interest rate		0.00%
Final Instalment [Member] | Avista Corporation [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion ratio			0.667
Over-Allotment Option [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 140